Aug. 11, 2020
THE HARTFORD INTERNATIONAL GROWTH FUND
THE HARTFORD INTERNATIONAL GROWTH FUND

AUGUST 11, 2020

SUPPLEMENT TO

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED FEBRUARY 28, 2020, as SUPPLEMENTED THROUGH june 29, 2020

This Supplement contains new and additional information regarding The Hartford International Growth Fund and should be read in connection with your Statutory Prospectus.

Effective September 1, 2020, The Hartford International Growth Fund (the “Fund”), which currently employs a multiple portfolio manager structure where each portfolio manager manages its own segment of the Fund, will transition to a single-manager approach with Matthew D. Hudson as the sole portfolio manager. As a result, John Boselli and Tara Stillwell will no longer serve as portfolio managers to the Fund. Effective as of the same date, certain changes are being made to the Fund’s principal investment strategy. Accordingly, the above referenced Statutory Prospectus is revised as follows effective September 1, 2020:

(1)	Under the heading “The Hartford International Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the section entitled “Principal Investment Strategy” is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks to achieve its investment objective by investing in companies that Wellington Management Company LLP (“Wellington Management”) believes are globally competitive and exhibit the potential for sustainable growth. Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers. The Fund diversifies its investments among a number of different sectors and countries throughout the world, with no limit on the amount of assets that may be invested in each sector or country. Although some consideration is given to ensuring sector and country diversification, allocation of investments among sectors and countries is primarily the result of security selection. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets as a percentage of its net assets up to the greater of: (a) 30% or (b) the weight of emerging markets in the MSCI ACWI ex USA Growth Index plus 15%. The Fund may invest in a broad range of market capitalizations generally greater than $1 billion. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

(2)	Under the heading “The Hartford International Growth Fund Summary Section - Principal Risks” in the above referenced Statutory Prospectus, “Asset Allocation Risk” is deleted in its entirety.

This Supplement should be retained with your Statutory Prospectus for future reference.